Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.9%
Debt Funds - 29.0%
iShares 3-7 Year Treasury Bond ETF	43,457	$5,193,546
iShares Iboxx $ High Yield Corporate Bond ETF	48,333	3,924,156
iShares iBoxx $ Investment Grade Corporate Bond ETF	88,873	9,906,674
iShares J.P. Morgan USD Emerging Markets Bond ETF	20,752	1,975,383
iShares MBS ETF	179,288	17,059,253
iShares U.S. Treasury Bond ETF	56,576	1,308,037
Total Debt Funds		39,367,049
Equity Funds - 44.9%
iShares Core Dividend Growth ETF	67,801	4,615,892
iShares Core MSCI EAFE ETF	30,325	2,647,676
iShares Core S&P U.S. Growth ETF	100,574	16,548,446
iShares Global Financials ETF	39,293	4,584,401
iShares Global Healthcare ETF	14,791	1,310,778
iShares Global Tech ETF	67,911	7,009,094
iShares MSCI Eurozone ETF	43,356	2,685,471
iShares MSCI Global Min Vol Factor ETF	27,145	3,255,228
iShares MSCI USA Min Vol Factor ETF	41,265	3,925,952
iShares MSCI USA Quality Factor ETF	6,862	1,334,659
iShares U.S. Consumer Discretionary ETF	43,866	4,597,157
iShares U.S. Energy ETF	26,995	1,282,802
iShares U.S. Financial Services ETF	14,456	1,295,836
iShares U.S. Industrials ETF	39,916	5,822,747
Total Equity Funds		60,916,139
Total Exchange Traded Funds
(Cost - $83,565,269)		100,283,188
Variable Insurance Trusts - 22.5%
Asset Allocation Fund - 22.5%
BlackRock Global Allocation VI Fund, Class I (Cost - $23,881,709)*	1,614,303	30,607,184
Short-Term Investments - 3.7%
Money Market Funds - 3.7%
Dreyfus Government Cash Management, 4.04%(a)	4,542,201	4,542,201
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a)	492,563	492,563
Total Short-Term Investments (Cost - $5,034,764)		5,034,764
Total Investments - 100.1%
(Cost - $112,481,742)		$135,925,136
Other Assets Less Liabilities - Net (0.1)%		(113,985)
Total Net Assets - 100.0%		$135,811,151

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.